Goodwill and Intangible Assets, Net - Summary of Changes in Consolidated goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at beginning of period	$ 9,562	$ 9,912	$ 9,948
Business combinations (note 5.1)	2		16
Reclassification to assets held for sale (notes 5.2, 5.3 and 13)	(9)	(371)	(22)
Impairment losses of goodwill	(1,020)
Foreign currency translation effects	(29)	21	(30)
Balance at end of period	$ 8,506	$ 9,562	$ 9,912